                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chesley, Taft & Associates, LLC
Address:   10 South LaSalle Street, Suite 3250
           Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                 Chicago, Illinois       May 13, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:      165
Form 13F Information Table Value Total:   377693
                                          (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

FORM 13F
31-Mar-08



                                   Title                                                                       Voting Authority
                                   of                   Value       Shares/ Sh/  Put/  Invstmt  Other       ----------------------
Name of Issuer                     class   CUSIP        (x$1000)    Prn Amt Prn  Call  Dscretn  Managers    Sole    Shared    None
------------------------------     -----   ---------    --------    ------- ---  ----  -------  --------    ----    ------    ----
3M Company                         COM     88579y101       5082       64201 SH         Sole                 58095              6076
Abbott Labs                        COM     002824100       1239       22458 SH         Sole                 14688              7770
ABN AMRO Capital Funding Trust     PFD     00372Q201       1918       94600 SH         Sole                 17500             77100
Accenture, Ltd.                    COM     G1150G111       1950       55435 SH         Sole                 52210              3225
Adobe Systems Inc.                 COM     00724F101       2029       56998 SH         Sole                 53395              3553
Air Products & Chemicals, Inc.     COM     009158106       2216       24090 SH         Sole                 23820               250
Altera Corp                        COM     021441100        370       20078 SH         Sole                 20078
American Express                   COM     025816109        449       10261 SH         Sole                  9661               600
American International Group       COM     026874107        999       23093 SH         Sole                 20133              2960
American International Group 6     PFD     026874800        208        9000 SH         Sole                  4000              5000
Amphenol Corporation               COM     032095101       4276      114790 SH         Sole                102240             12550
Anadarko Petroleum                 COM     032511107        430        6824 SH         Sole                   924              5900
AON Corp                           COM     037389103        114        2840 SH         Sole                  2040               800
Apache Corp                        COM     037411105       1565       12950 SH         Sole                 12050               900
Apple, Inc.                        COM     037833100       4389       30585 SH         Sole                 26955              3600
Archer Daniels Midland             COM     039483102       7589      184375 SH         Sole                 68705            115600
AT&T Inc. - (New)                  COM     00206R102       6206      162029 SH         Sole                 27775            134254
Autodesk, Inc.                     COM     052769106       1981       62932 SH         Sole                 62332               600
Automatic Data Processing          COM     053015103        813       19190 SH         Sole                 17690              1450
Bank of America Corporation        COM     060505104       2078       54801 SH         Sole                 39119             15647
Bank of Hawaii Corporation         COM     062540109        368        7424 SH         Sole                                    7424
Barclays Bank PLC Pfd. 6.625%      PFD     06739f390       1101       46400 SH         Sole                 25500             20900
Barclays Bank PLC Pfd. 7.75%       PFD     06739H511       1028       41100 SH         Sole                 11000             30100
Becton Dickinson & Company         COM     075887109        335        3900 SH         Sole                  3900
Bed Bath & Beyond, Inc.            COM     075896100        500       16950 SH         Sole                 15375              1575
BP PLC ADR United Kingdom          COM     055622104       3380       55731 SH         Sole                 23260             32471
Bristol Meyers Squibb Co           COM     110122108        739       34700 SH         Sole                 23610             11090

Caterpillar Inc.                   COM     149123101        407        5200 SH         Sole                  3200              2000
Central Fund Canada Cl A           ETF     153501101        225       17850 SH         Sole                                   17850
Chevron Corp                       COM     166764100       5069       59388 SH         Sole                 35266             24122
Cisco Systems                      COM     17275R102       7868      326598 SH         Sole                144223            182275
Citigroup Inc.                     COM     172967101        321       15000 SH         Sole                 15000
Coca-Cola Co                       COM     191216100       1387       22780 SH         Sole                 12970              9810
Cognizant Technology Solutions     COM     192446102       3821      132520 SH         Sole                116910             15550
Colgate Palmolive Company          COM     194162103        407        5230 SH         Sole                  5105               125
Columbia Acorn Fund Z                      197199409        840   31471.791 SH         Sole              4035.983         27435.808
ConocoPhillips                     COM     20825c104        191        2510 SH         Sole                  1010              1500
Consolidated-Tomoka Land Co.       COM     210226106        264        4709 SH         Sole                                    4709
Costco Wholesale Corp.             COM     22160K105        214        3300 SH         Sole                                    3300
Covance, Inc.                      COM     222816100       7664       92375 SH         Sole                 32665             59680
Crane Co.                          COM     224399105        817       20250 SH         Sole                 20250
CVS Caremark Corp                  COM     126650100        203        5008 SH         Sole                  1000              4008
Danaher Corp                       COM     235851102       7414       97520 SH         Sole                 39040             58450
Deere & Company                    COM     244199105        225        2800 SH         Sole                  2400               400
Deutsche Bank Capital Funding      PFD     25153u204       2114       91500 SH         Sole                 11200             80300
Devon Energy Corporation           COM     25179m103       6165       59090 SH         Sole                 13430             45660
Dodge & Cox Stock Fund                     256219106        425    3631.472 SH         Sole              3070.486           560.986
Dominion Resources                 COM     25746U109        242        5920 SH         Sole                  3500              2420
Duke Energy Corp                   COM     26441C105        199       11170 SH         Sole                 10170              1000
E I DuPont De Nemours & Co         COM     263534109       6667      142583 SH         Sole                 69633             72900
Ecolab Inc.                        COM     278865100       8385      193060 SH         Sole                 77660            115350
EMC Corporation                    COM     268648102        366       25550 SH         Sole                 18050              7500
Emerson Electric                   COM     291011104       1417       27540 SH         Sole                 24340              3200
Express Scripts Inc Cl A           COM     302182100      13459      209249 SH         Sole                 77864            131335
Exxon Mobil Corp                   COM     30231g102      13788      163023 SH         Sole                 56428            106595
FedEx Corp                         COM     31428x106       1186       12795 SH         Sole                 11370              1405
Fiserv Inc.                        COM     337738108        295        6137 SH         Sole                  6137
FPL Group Inc.                     COM     302571104        351        5600 SH         Sole                  3000              2600
Genentech Inc.                     COM     368710406       1146       14115 SH         Sole                 11240              2850
General Electric Co.               COM     369604103      12596      340328 SH         Sole                170201            170127
General Mills Inc.                 COM     370334104        685       11442 SH         Sole                 11442
Genesis Lease Limited ADR          COM     37183T107        301       20700 SH         Sole                 11200              9500
Genzyme Corp General               COM     372917104        553        7420 SH         Sole                  5770              1650
Goldman Sachs Group, Inc.          COM     38141G104       3753       22690 SH         Sole                 20105              2575

Google Inc.                        COM     38259P508       4733       10745 SH         Sole                  5310              5430
Grainger WW Inc                    COM     384802104        283        3700 SH         Sole                  2000              1700
Heinz H J Co Com                   COM     423074103        400        8525 SH         Sole                  6375              2150
Henderson Global Tech Fund-A               425067105        552    39481.58 SH         Sole              8689.522         30792.058
Hess Corporation                   COM     42809H107        412        4676 SH         Sole                  4676
Hewlett-Packard Company            COM     428236103       6404      140249 SH         Sole                 11349            128900
Home Depot Inc.                    COM     437076102        447       15975 SH         Sole                 15500               475
Hormel Foods Corp                  COM     440452100        292        7000 SH         Sole                                    7000
HSBC Holdings PLC Series A 6.2     PFD     404280604       1731       79600 SH         Sole                  7000             72600
Illinois Tool Works, Inc.          COM     452308109       3361       69687 SH         Sole                 63637              6000
Ing Groep NV                       PFD     456837608       2211      101000 SH         Sole                 23700             77300
Intel Corporation                  COM     458140100        498       23508 SH         Sole                 18808              4700
International Business Machine     COM     459200101       1144        9940 SH         Sole                  7428              2512
Intuit Inc.                        COM     461202103        205        7600 SH         Sole                  7600
Intuititve Surgical, Inc.          COM     46120e602       2022        6235 SH         Sole                   785              5450
iPATH Dow Jones AIG Commodity      ETF     06738C778       1658       27000 SH         Sole                 20225              6775
iShares iBoxx Inv Grade Corp B     ETF     464287242        637        6058 SH         Sole                  4425              1633
iShares Lehman 1-3 Yr Credit B     ETF     464288646        338        3275 SH         Sole                  2625               650
iShares Lehman Aggregate Bond      ETF     464287226       1323       12881 SH         Sole                  8881              4000
iShares Lehman US Treasury INF     ETF     464287176       1308       11900 SH         Sole                  8850              3050
iShares MSCI Canada Index Fund     ETF     464286509        480       15850 SH         Sole                 12800              3050
iShares MSCI Emerging Mkt          ETF     464287234       3239       24101 SH         Sole                 11456             12645
iShares MSCI Japan Index Fund      ETF     464286848        184       14900 SH         Sole                  9900              5000
iShares Nasdaq Biotech Index       ETF     464287556       3160       41705 SH         Sole                 38140              3525
iShares S&P 500 Index Fund         ETF     464287200        283        2140 SH         Sole                  2140
iShares S&P Smallcap 600 Index     ETF     464287804       1473       24576 SH         Sole                 20041              4535
iShares Trust MSCI EAFE Index      ETF     464287465      12622      175546 SH         Sole                111869             63677
iShares Trust S&P MidCap 400 I     ETF     464287507       2712       34885 SH         Sole                 31264              3621
Jacobs Engineering                 COM     469814107       4387       59611 SH         Sole                 55686              3925
Johnson & Johnson                  COM     478160104      10806      166574 SH         Sole                 91585             74959
Johnson Controls, Inc.             COM     478366107       3509      103804 SH         Sole                 93994              9810
JPMorgan Chase & Co.               COM     46625h100       1880       43769 SH         Sole                 31588             12131
Kimberly Clark Corporation         COM     494368103        652       10100 SH         Sole                  7200              2900
Kraft Foods Inc                    COM     50075n104        640       20631 SH         Sole                 16774              3857
L-3 Communications Holdings, I     COM     502424104       1363       12470 SH         Sole                 11770               700
Lehman Bros. 6% Pfd M              PFD     52520e200        189       10300 SH         Sole                  7000              3300
Linear Technology Corp             COM     535678106        303        9880 SH         Sole                  9880

Lowes Companies Inc.               COM     548661107        968       42200 SH         Sole                 37350              4850
McDonalds Corporation              COM     580135101       1435       25727 SH         Sole                 25054               673
Medtronic Inc.                     COM     585055106       2063       42650 SH         Sole                 37900              4700
Merck & Co., Inc.                  COM     589331107        672       17712 SH         Sole                 17712
Metropolitan Life Insurance Co     COM     59156r108       3742       62100 SH         Sole                  1000             61100
Microsoft Corporation              COM     594918104       2648       93291 SH         Sole                 60974             32317
Midcap SPDR Trust Series 1         ETF     595635103        386        2734 SH         Sole                  2334               400
National Fuel Gas Co               COM     636180101        614       13000 SH         Sole                                   13000
Nestle SA-Sponsored ADR            COM     641069406        263        2100 SH         Sole                                    2100
Northern Trust Company             COM     665859104       2398       36077 SH         Sole                 28352              7725
Novartis AG ADR                    COM     66987v109       2076       40530 SH         Sole                 36800              3700
O.T. Mining Corporation            COM     671061109         35       30000 SH         Sole                                   30000
Occidental Petroleum Corp          COM     674599105       4042       55245 SH         Sole                  1200             54045
Omnicom Group                      COM     681919106       1513       34250 SH         Sole                 28520              5730
Oracle Corp                        COM     68389X105       1546       79025 SH         Sole                 69050              9975
Pepsico Inc.                       COM     713448108       7330      101520 SH         Sole                 35270             66250
Pfizer, Inc                        COM     717081103       3642      174015 SH         Sole                130284             43731
Pharmaceutical Product Develop     COM     717124101        457       10900 SH         Sole                  9450              1450
Philip Morris International, I     COM     718172109        373        7381 SH         Sole                  7081               300
Plains All Amer Pipeline L.P.              726503105        475       10000 SH         Sole                 10000
Praxair Inc.                       COM     74005P104        275        3270 SH         Sole                  3270
PrivateBancorp, Inc.               COM     742962103        590       18743 SH         Sole                 16643              2100
Procter & Gamble Company           COM     742718109      13935      198870 SH         Sole                 96705            102130
Qualcomm Inc.                      COM     747525103       7536      183795 SH         Sole                 50025            133770
Raytheon Co                        COM     755111507        427        6602 SH         Sole                  6602
Royal Bk Scotland Group Plc 6.     PFD     780097796        982       43800 SH         Sole                 10800             33000
Royal Bk Scotland Group PLC 7.     PFD     780097713       1277       52200 SH         Sole                 16000             36200
Royal Bk Scotland Grp PLC 6.60     PFD     780097739       1550       69500 SH         Sole                  7000             62500
Royal Dutch Shell PLC ADR CL A     COM     780259206        791       11471 SH         Sole                  5371              6100
Sara Lee Corp                      COM     803111103        465       33281 SH         Sole                 15911             17370
Schlumberger Ltd                   COM     806857108       2568       29512 SH         Sole                 25912              3600
Schwab Value Advantage Money F             808515605        291   290541.41 SH         Sole                               290541.41
Sinofert Holdings Ltd.(Hong Ko     COM     B0CJMD1           48       52000 SH         Sole                                   52000
SPDR Trust, Series 1               ETF     78462f103       2156       16335 SH         Sole                 12575              3760
Sprint Nextel Corporation          COM     852061100         75       11138 SH         Sole                  4125              7013
SRA International, Inc.            COM     78464R105        292       12000 SH         Sole                  8300              3700
St. Jude Medical                   COM     790849103       5682      131550 SH         Sole                 34055             97495

Starbucks Corp                     COM     855244109       2452      140121 SH         Sole                133091              6960
State Street Corporation           COM     857477103        920       11640 SH         Sole                  9650              1990
Stericycle Inc.                    COM     858912108       3998       77635 SH         Sole                 71825              5750
Stryker Corporation                COM     863667101       5219       80235 SH         Sole                 15825             64410
Sysco Corp                         COM     871829107       3206      110485 SH         Sole                 78518             31967
T Rowe & Associates                COM     74144T108       1664       33270 SH         Sole                 30220              3050
Target Corporation                 COM     87612e106       1536       30305 SH         Sole                 24900              5405
Teva Pharmaceutical Industries     COM     881624209       1905       41250 SH         Sole                 33075              8175
Texas Instruments Inc.             COM     882508104       3194      112970 SH         Sole                 95360             17550
Thermo Fisher Scientific, Inc.     COM     883556102      11903      209405 SH         Sole                 59270            150135
Transocean Inc. New                COM     G90073100       2579       19079 SH         Sole                 18260               799
United Technologies Corp           COM     913017109        476        6910 SH         Sole                  3710              3200
UnitedHealth Group, Inc.           COM     91324p102        449       13075 SH         Sole                 10225              2850
UTi Worldwide, Inc.                COM     G87210103        506       25190 SH         Sole                 23565              1625
Vanguard FTSE All-World Ex-US      ETF     922042775        953       17685 SH         Sole                 14585              3100
Vanguard Total Stock Market In             922908306        263      8241.5 SH         Sole                8241.5
Verizon Communications             COM     92343V104       4165      114269 SH         Sole                  9241            105028
Videorec Technologies-Private      COM     926990656          0       18438 SH         Sole                                   18438
Wal Mart Stores, Inc.              COM     931142103        416        7900 SH         Sole                  7600               300
Walgreen Co                        COM     931422109       5940      155952 SH         Sole                 80570             75342
Walt Disney Productions            COM     254687106        282        9002 SH         Sole                  1802              7200
Waste Management Inc               COM     94106L109        245        7288 SH         Sole                                    7288
Wells Fargo & Co.-New              COM     949746101       4507      154894 SH         Sole                133384             21450
Wells Fargo IX-5.625%              PFD     94979P203        390       18100 SH         Sole                 12100              6000
William Wrigley Jr Co              COM     982526105        295        4698 SH         Sole                                    4698
Wyeth                              COM     983024100        746       17861 SH         Sole                 17861
Zimmer Holdings, Inc.              COM     98956P102       1247       16010 SH         Sole                 13140              2870
REPORT SUMMARY                      165 DATA RECORDS     377693                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED